UTC NORTH AMERICAN FUND (Prospectus Summary): | UTC NORTH AMERICAN FUND
UTC North American Fund, Inc.
UTC North American Fund, Inc. August 16, 2011 Supplement to the Prospectus dated April 29, 2011
Fund Fees and Expenses

The Fund Fees and Expenses information is replaced in its entirety as set forth below.  This correctly reflects the Total Annual Fund Operating Expenses as 2.54% instead of the previously reported 2.51%.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	UTC NORTH AMERICAN FUND
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)(as a percentage of original, purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends(as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed within 30 calendar days)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	UTC NORTH AMERICAN FUND
Management Fees	0.47%
Distribution (12b-1) Fees	0.50%
Other Expenses	1.54%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	2.54%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UTC NORTH AMERICAN FUND	257	791	1,350	2,875

Please retain this Supplement for future reference.